Securities Act Registration No. 333-________

Investment Company Act Registration No. 811-_______

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☒

Pre-Effective Amendment No.___

☐

Post-Effective Amendment No.__

☐

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

ACT OF 1940

☒

Amendment No.___

☐

 (Check appropriate box or boxes.)

Oceanstone Fund

(Exact Name of Registrant as Specified in Charter)

920 Melaleuca Avenue,  #E

Carlsbad, CA 92011

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code:  (760) 602-0103

James J. Wang

P.O. Box 131104

Carlsbad, CA 92013

 (Name and Address of Agent for Service)

Approximate date of proposed public offering:  As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)

☐ On (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Oceanstone Fund

Prospectus

xx/xx/200x

Investment Objective

Capital Appreciation

Minimum Investment

 Initial: $2,000

Subsequent: $100

The Fund shares may not be purchased/redeemed by telephone.

A signature guarantee is required for redemption of the Fund shares.

Like all other mutual funds, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved of the securities offered in this Prospectus and has not passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offence.

RISK/RETURN SUMMARY

Fund Investment Objectives

Oceanstone Fund (the Fund) seeks to obtain capital appreciation by investing in common stocks and securities convertible into common stocks on the New York Stock Exchange, American Stock Exchange, and NASDAQ (both National and Capital Markets).

Principal Investment Strategies

The Fund principally invests in a group of well-managed companies. In deciding which securities to buy and sell, the Fund blends both growth and value approaches.

When the Adviser believes that market conditions warrant a temporary defensive posture or is unable to find enough suitable investment opportunities, the Fund may invest up to 100% of its assets in cash and cash equivalents. The taking of such a temporary defensive posture that is inconsistent with the Fund’s principal investment strategy may adversely affect the Fund’s ability to achieve its investment objective.

Non-diversification Policy

The Fund is non-diversified, which means that it may invest a relatively high percentage of its assets in a limited number of securities. As a non-diversified mutual fund, the Fund may invest half of its total assets in two or more securities, while the other half is spread out among securities not exceeding 5% of the Fund’s total assets, at the time of purchase. As a result, the Fund may be more susceptible to a single negative economic, political, or regulatory occurrence. The Fund seeks only enough diversification in its portfolio to maintain its federal non-taxable status under Sub-Chapter M of the Internal Revenue Code.

Industry Concentration: the Fund may, at any time, invest 100% of its net assets in a particular industry. Consequently, the Fund may be subject to the risks that affect a particular industry.

Principal Investment Risks

Investors in the Fund may lose money over short and even long periods of time, due to the risks associated with investments in common stocks. These risks include:

• Market Risk: The price declines of common stocks may be steep,

sudden, and prolonged.

• Risk of Small Capitalization Companies: The Fund may, at any

time, hold a large number of small capitalization stocks in its portfolio. Generally, small capitalization stocks have lesser liquidity and greater volatility in market price.

• Management Risk: In spite of the Fund’s effort to achieve its investment objective, the Fund may not be able to find sufficient number of stocks that meet its investment criteria.

• Concentration risk: The Fund may invest a higher percentage of its assets in fewer stocks that an average stock mutual fund does, so the price decline of even one common stock in the Fund’s portfolio may have serious negative consequences for the Fund’s net asset value.

• Portfolio Turnover: The Fund may engage in active and frequent trading of its portfolio securities to achieve its principal investment strategy. The short-term capital gains from these trading activities are distributed to shareholders and taxed as ordinary income under

Federal income tax laws. Furthermore, the trading costs associated with the Fund’s frequent portfolio turnover may have a negative effect on the Fund’s performance.

Bar Chart and Performance Table: non-applicable

FEES AND EXPENSES

The following table describes the fees and expenses that you pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

Maximum sales charge (load) imposed on purchases:

None

Maximum deferred sales charge (load):

None

Maximum sales charge (load) on reinvested distributions:

None

Redemption fee:

None

Annual Fund Operating Expenses* (expenses deducted from the Fund):

Management fee:

1.80%

Distribution (12b-1) fee:

None

Other expenses:

None

Total annual fund operating expenses:

1.80%

* A shareholder who requests that redemption proceeds be sent by express mail or transmitted by wire will be charged for the cost of such express mail or wire transfer of funds.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund operating expenses remain the same. Although your actual costs may be lower or higher, based on these assumptions your costs would be:

1 year	3 years
$ 183	$ 566

INVESTMENT MANAGEMENT

Investment Adviser: Oceanstone Capital Management, Incorporated, a California corporation, is the investment adviser (the Adviser) of the Fund.

Subject to the supervision of the Fund’s Board of Trustees, the Adviser manages the Fund’s assets, including buying and selling portfolio securities. The Adviser also furnishes office space and certain administrative services to the Fund, and pays all operating expenses of the Fund except for brokerage commission, tax, interest, and management fee.

The Adviser receives from the Fund as compensation for its services an annual fee of 1.80% of the Fund’s net assets. This fee is computed on the average daily closing net asset value of the Fund, is payable monthly, and is higher than the fee paid by most other mutual funds.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement between the Fund and the Adviser will be available in the Fund’s annual report.

Portfolio Manager: James J. Wang is the portfolio manager of the Fund. He is also the president, a director, and a shareholder of Oceanstone Capital Management, Incorporated. James Wang is a state-registered investment adviser from 2003 to present time, and he was a private investor from 2001 to 2003. He has no prior experience in advising mutual funds.

Although James Wang manages the day-to-day operations of the Fund, his only remuneration comes from the management fee earned by the Adviser. The Statement of Additional Information provides additional information about the portfolio manager’s (i) compensation, (ii) other accounts managed, and (iii) ownership of securities in the Fund.

Legal Proceedings: as of the date of this Prospectus, there was no litigation involving the Fund in any capacity.

Description of Common Stock: Each share of the Fund has equal dividend, distribution, liquidation, and voting rights. There are no conversion or pre-emptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-accessible.

SHAREHOLDER INFORMATION

Pricing of Fund Shares

When & How Do We Price: The net asset value of the Fund’s share is determined as of the close of business (presently 4:00 P.M., New York time)  each day the New York Stock Exchange is open for trading. The price is determined by dividing the value of its securities, plus all other assets and less all liabilities, by the number of shares outstanding.

Market Value of Securities: The securities held by the Fund are valued at the last sale price. The securities held by the Fund that have not traded for the day are valued at the last bid price in such market.

The Purchase or Redemption Price of the Fund Shares: The price at which a purchase or redemption is effected is the net asset value per share of the Fund next calculated after the order is received by the Fund in proper form. A purchase or redemption order must be received by 4:00 P.M. Eastern Time to receive that day’s NAV.

Purchase of Fund Shares

Account Application: To open a new account with the Fund, please complete an account application. Call Mutual Shareholder Services LLC, the Fund’s transfer agent, at 1.800-xxx-xxxx, or visit the Fund’s website at www.oceanstonefund.com for an application form.

Tax-Advantaged Accounts: In addition to taxable accounts, the Fund also offers tax-advantaged accounts, including IRAs and Coverdell Education Savings Account. __________ Bank serves as the custodian for these tax-advantaged accounts:

Initial Purchase: The minimum initial investment is $2,000. An investor may open an account and make the initial purchase in the following manner:

By check: An account application should be completed, signed, and, along with a personal check payable to Oceanstone Fund, sent (by regular mail or express mail) to:

Oceanstone Fund

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

The Fund does not accept cash, cashier’s checks, money orders, traveler’s checks, foreign checks, starter checks, credit card convenience checks, draft checks, or third party checks, for initial or subsequent purchases. For tax-advantaged accounts, please specify the year for which the contribution is made.

By wire: An account application should be completed, signed, and mailed to:

Oceanstone Fund

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Afterwards, please call Mutual Shareholder Services at 1-800-xxx-xxxx for wire instructions. The Fund does not accept third-party wire transfer or foreign wire transfer.

In compliance with the USA Patriot Act of 2001, please note that the Fund's Transfer Agent will verify certain information on your account application as part of the Fund's Anti-Money Laundering Program. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. Until such verification is made, the Fund may temporarily limit additional share purchases. In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder's identity. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct. If the Fund does not have reasonable belief of the identity of a shareholder, the account will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received. The Fund may also reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

Subsequent Purchases: The minimum subsequent investment is $100. The Fund shareholders may make additional purchases by check or by wire in the following manner:

By Check: A personal check payable to Oceanstone Fund, along with the stub from a previous purchase or sale confirmation, should be sent to:

Oceanstone Fund

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Write your account number on your check. If you do not have the stub, include a note with your name and your account number.

By Wire: Please follow the instructions discussed for initial purchase.

Purchase by Telephone: The Fund shares may not be purchased by telephone.

Other information Concerning Purchase of Shares: If a check does not clear your bank, the Fund reserves the right to cancel the purchase and you will be responsible for any banking fees imposed and losses that may be incurred as a result of a decline in the value of the canceled purchase. Any profit on such cancellation will accrue to the Fund. If you are already a shareholder, the Fund (or its Transfer Agent) reserves the right to redeem shares in your account(s) to cover these fees and losses. For purchase of $50,000 or more, the Fund may, in its discretion, require payment by certified check or by wire.

Additional Purchase Information: A shareholder will receive confirmation of all transactions by mail. The Fund will only issue book entry shares. Certificates representing shares are not issued.

Redemption of Fund Shares

The Fund shares may be redeemed by writing directly to the Funds’ Transfer Agent, Mutual Shareholder Services LLC, by regular mail or by express mail at:

Oceanstone Fund

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

 The written request should include the shareholder’s name, account number, the dollar amount (or the number of shares) the shareholder wants to sell.

The redemption request must be signed exactly as the shareholder’s name appears on the account application form, with the signature guaranteed. If the Fund shares are owned by more than one person, the redemption request must be signed by all owners exactly as the names appear on the account application form, with at least one signature guaranteed. You should be able to obtain a signature guarantee from a bank, a credit union (if authorized under state law), or a member firm of the New York Stock Exchange. A notary public cannot provide a signature guarantee. Additional documents may be required for corporations, trustees or guardians. A shareholder in doubt as to what documents are required should contact Mutual Shareholder Services at 1-800-xxx-xxxx.

Payment will be made within seven business days after all of the necessary documents have been received in proper form by Mutual Shareholder Services. A shareholder may request that redemption proceeds be sent by express mail or transmitted by wire to the shareholder’s designated account at a domestic bank or brokerage firm. The shareholder will be charged for the cost of such express mail or wire transfer of funds. If the shares have been purchased by check recently and are being redeemed, redemption proceeds will be paid only after the check used to make the purchase has cleared (usually within 15 days after payment by check).

The proceeds received by the shareholder may be more or less than the cost of such shares, depending upon the net asset value per share at the time of redemption.

Redemption by Telephone: The Fund shares may not be redeemed by telephone.

Redemption Payment: The Fund intends to make payments in cash. However, the Fund reserves the right to make payments in kind. The Fund may suspend the right of redemption or postpone the date of payment for the following reasons:

• The New York Stock Exchange is closed for other than customary weekend or holiday closings.

• Trading on the New York Stock Exchange is restricted as

determined by the Securities and Exchange Commission.

• The Securities and Exchange Commission has determined that an emergency exists, making disposal of fund securities or valuation of net assets not reasonably practical.

Redemption by the Fund: Due to the high cost of maintaining shareholder accounts, the Fund reserves the right to redeem, upon not less than 60 days of written notice, all of the shares of any shareholder if, through redemption, the shareholder’s account has a net asset value of less than $2,000. A shareholder will be given at least 60 days of written notice prior to any involuntary redemption, and during such period, will be allowed to purchase additional shares to bring his account up to the minimum before the redemption is processed.

Dividends and Distributions

Re-Investments: The Fund will automatically use the taxable dividends and capital gain distributions for purchase of additional shares for shareholders at net asset value as of the close of business on the distribution date.

Cash Payouts: A shareholder may, at any time, direct the Fund to pay dividends and/or capital gain distributions, to such shareholder in cash.

Abusive Trading Practices

In order to protect its shareholders, the Fund discourages excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. It is the Fund’s policy to reject purchases where excessive short-term or other abusive trading practices are detected. To discourage excessive short-term or other abusive trading practices, the Fund reserves the right to impose a 2% redemption fee (1% to the Fund and 1% to the Adviser) for the shares held less than 30 days, should those short-term or other abusive trading practices become a serious problem for the Fund in the future.

Tax Consequences

Tax on Distributions: Distributions of net long-term capital gains realized by the Fund are taxable to the shareholders as long-term capital gain, regardless of the length of time the Fund shares have been held by the shareholder. Distributions of incomes realized by the Fund, including short-term capital gains, are taxable to the shareholders as ordinary income. Distributions will be made annually or more frequently at the discretion of the Fund. Distributions received shortly after purchase of the shares by a shareholder will have the effect of reducing the per share net asset value of his shares by the amount of such distributions and, although in effect a return of capital, are subject to income taxes.

The Fund sends an annual statement of account activity to its shareholders, to assist them in completing their tax returns. The Fund’s distributions, whether received in cash or reinvested in additional shares of the Fund, are subject to income tax. The shareholders should consult their tax adviser regarding their tax returns.

Federal Withholding: The Fund is required by federal law to withhold 31% of taxable incomes, which include dividends and distributions, paid to the shareholders who have not complied with Internal Revenue Service regulations. In order to avoid this withholding requirement, you must certify to the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding or that you are exempt from back-up withholding.

DISTRIBUTION ARRANGEMENTS

The Fund is a no-load mutual fund and has no purchase or redemption fees, no 12b-1 fees and no account maintenance fees.

FINANCIAL HIGHLIGHTS

Non-Applicable

ADDITIONAL INFORMATION

Transfer Agent: Mutual Shareholder Services LLC

Custodian: to be supplied

Independent Auditors: to be supplied

PRIVACY POLICY

In the course of doing business with Oceanstone Fund (the Fund), a shareholder shares personal and financial information with the Fund. The Fund treats this information as confidential and recognizes the importance of protecting access to it.

Collection of Customer Information: A shareholder may provide information when communicating or transacting with the Fund in writing, electronically, or by telephone. For instance, information may come from applications, requests for forms or literature, transactions and account positions with the Fund. On occasion, such information may come from consumer reporting agencies and those providing services to the Fund.

Disclosure of Customer Information: The Fund does not sell information about current or former customers to any third parties, and the Fund does not disclose it to third parties unless necessary to service an account or as otherwise required by law. The Fund may share that information with companies that perform services for the Fund. When the Fund enters into such a relationship, its contracts restrict the companies' use of the Fund customer’s information, prohibiting them from sharing or using it for any purposes other than those for which they were hired.

Security of Customer Information: The Fund maintains physical, electronic, and procedural safeguards to protect the personal information of its shareholders. Within the Fund, access to such information is limited to those who need it to perform their jobs, such as servicing shareholder accounts, resolving problems, or informing shareholders of new products or services.

BACK COVER PAGE

You will find more information about Oceanstone Fund in the following document:

Statement of Additional Information – The Statement of Additional Information contains additional and more detailed information about the Fund and is considered to be a part of this Prospectus.

Annual and Semi-Annual Reports – The Fund’s annual and semi-annual reports will give current holdings and detailed financial statements of the Fund. In addition, details about portfolio activities and shareholder services may be discussed.

How to Get These Additional Information

You can obtain a copy of these documents:

1: Call or write for one, and a copy will be sent without charge:

Oceanstone Fund

Mutual Shareholder Services LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

1-800 –xxx-xxxx

Please contact the Fund at the above address if you wish to request other information and/or shareholder inquires.

2:

You may also obtain information about the Fund from the Securities and Exchange Commission on the EDGAR Database on the Commission’s Internet site at www.sec.gov or at its Public Reference Room in Washington D.C. Call the Securities and Exchange Commission at 1-800-SEC-0330 for room hours and operation. You may also obtain information about the Fund by electronic request at the following E-mail address: publicinfo@sec.gov, or by sending a written request and duplicating fee to the Public Reference Section of the SEC, Washington, D.C. 20549.

Oceanstone Fund – SEC file number xxx - xxxxx

#

STATEMENT OF ADDITIONAL INFORMATION

Oceanstone Fund

1-800-xxx-xxxx

www.oceanstonefund.com

This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Fund’s current prospectus. A copy of the Fund’s prospectus dated xx/xx/200x can be obtained from the Fund’s Transfer Agent at Mutual Shareholder Services, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147, telephone number 1-800-xxx-xxxx. The date of this Statement of Additional Information is xx/xx/200x.

FUND HISTORY

Oceanstone Fund (the Fund) is registered as a business trust under the laws of the State of Delaware pursuant to a Declaration of Trust dated June 26, 2006. The Fund has no prior operating history.

INVESTMENTS AND RISKS

Classification: The Fund is an open-end, no-load, non-diversified investment management company.

Investment Strategies and Risks: All investment strategies and risks are thoroughly discussed in the Prospectus. No additional strategies and risks are discussed here.

Fund Investment Restrictions: As set forth in the Prospectus dated xx/xx/200x, the investment objective of the Fund is capital appreciation. Consistent with its investment objective, the Fund has adopted the following investment restrictions that cannot be changed without approval of the holders of the lesser of:  (i) 67% of the Fund's shares present or represented at a stockholder meeting at which the holders of more than 50% of such shares are present in person or by proxy; or (ii) more than 50% of the outstanding shares of the Fund.

a):

The Fund will invest in common stocks and securities convertible into common stocks on New York Stock Exchange, NASDAQ (both National Market and Capital Market), and American Stock Exchange, including American Depository Receipts (ADRs) of foreign issuers. The available cash in the Fund will be invested in cash and cash equivalents.

b):

The Fund may, at any time, invest 100% of its total assets in stocks and securities issued by companies in a particular industry.

Consequently, the Fund may be subject to the risks that affect a particular industry.

c):

The Fund will not invest in any initial public offering or private placement, and the Fund will not invest in any restricted stock or letter stock.

d):

The Fund will not purchase the securities of other registered investment management companies except:  (a) as part of a plan of merger, consolidation or reorganization approved by the shareholders of the Fund;  (b) the securities of registered money-market funds.

e):

The Fund will not invest in commodities, commodity contracts, or real estate, but the Fund may invest in the stocks of public companies that deal in real estate (real estate investment trusts or REITs).

f):

The Fund will not borrow money to purchase stocks on margin, but may obtain such short-term credit as may be necessary for the clearance of purchases and sales of stocks or for temporary and emergency purposes in an amount not exceeding 10% of the value of its total assets.

g):

The Fund will not sell stocks short.

h):

The Fund will not acquire more than 10% of any class of a company’s stocks, treating all preferred stocks of a company as a single class, or acquire more than 10% of the voting stocks of another company.

i):

The Fund will not invest in any company for the purpose of acquiring control.

j):

The Fund will not acquire or retain any security issued by a company,

an officer or director of which is an officer or trustee of the Fund or an officer or director of its investment adviser, without authorization of the Fund’s Board of Trustees.

k):

The Fund will not make loans.

l):

The Fund will not pledge, mortgage, or hypothecate any of its assets.

m):

The Fund will not issue any senior security, warrant, or option.

n):

The Fund will not act as an underwriter or distributor of securities other than the shares of the Fund.

The aforementioned percentage restrictions on investment or utilization of assets refer to the percentage at the time an investment or utilization of assets is made. If these restrictions are adhered to at the time an investment or utilization of assets is made, and such percentage subsequently changes as a result of changing market values or some similar event, no violation of the Fund's fundamental restrictions will be deemed to have occurred.

Temporary Defensive Position & Portfolio Turnover:

These subjects are discussed in the Fund’s prospectus.

Disclosure of Portfolio Holdings: Generally, the Fund discloses its portfolio holdings only (i) in annual and semi-annual reports to shareholders; (ii) in Form N-Q filings with the Securities and Exchange Commission.

In addition to portfolio holdings disclosures made to the public, the Fund provides portfolio information to third party service providers. The Fund does not believe that disclosure of portfolio information as described in this paragraph creates any conflict between the interests of the Fund shareholders and the interests of the Fund’s investment adviser. Any potential conflicts of interest that do arise will be resolved by the Board of Trustees in the best interests of the Fund shareholders. The entities to whom the Fund provides holdings information, either by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed and refrain from trading on such information. Neither the Fund nor the Fund’s investment adviser receives any compensation in connection with disclosure of information to these parties.

These Fund policies and procedures will be reviewed by the Board of Trustees on an annual basis, for adequacy and effectiveness. In addition, the Chairman will make a quarterly report to the Board of Trustees regarding compliance with these policies and procedures.

MANAGEMENT OF THE FUND

The Fund’s Board of Trustees is responsible for managing the Fund’s business affairs and for exercising all the Fund’s powers except those reserved for the shareholders. The Fund’s investment adviser conducts the day-to-day operations of the Fund, under the supervision of the Board of Trustees. The following table provides biographical information with respect to each current Trustee of the Fund. James J. Wang, who is an “interested person” of the Fund, is indicated by an asterisk. There are no committees of the Board.

Management Information: Officers and Trustees of the Fund, their addresses and principal occupations during the past five years are:

James J. Wang*

Age 42

PO Box 131104

Carlsbad, CA 92013

James Wang is actively engaged in the management of his own personal accounts in stock markets. James Wang is also a state-registered investment adviser, from 2003 to present. From 2001 to 2003, he was a private investor. James Wang is the president, a director, and a shareholder of Oceanstone Capital Management, Incorporated, the Fund’s investment adviser.

Rajendra Prasad, M.D.

Age 60

1310 East Ocean Boulevard, #1401

Long Beach, CA 90802

Dr. Prasad is the founder and president of Prasad Growth Fund, a registered investment company, since 1998. Dr. Prasad is also a part-time practicing physician.

Mr. Thomas L. Severance

Age 53

1653 Magnolia Circle

Vista, CA 92081

Mr. Severance is a full-time instructor in the Business Department of MiraCosta College, where he has served since 1986. Mr. Severance is also a practicing business and tax attorney.

Compensation and Sales Loads: The Fund will not compensate its trustees directly. James J. Wang, the interested trustee, will benefit through payments of the advisory fees. The Fund has no sales load.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF

SECURITIES

At present time of initial registration, all outstanding shares of the Fund are owned by James Wang and Yajun Zheng.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser: Oceanstone Capital Management, Incorporated acts as the investment adviser (the Adviser) to the Fund. James Wang is the president, a director, and a shareholder of the Adviser and, therefore, is deemed to be in control of the Adviser.

As compensation for the Adviser’s services rendered to the Fund, the Fund pays to the Adviser a fee, computed daily and paid monthly, at an annual rate of 1.80% of the net assets of the Fund.

Subject to the supervision of the Fund’s Trustees, the Adviser manages the Fund’s portfolio in accordance with the stated policies of the Fund. The Adviser makes investment decisions for the Fund and places the purchase and sale orders for portfolio transactions. In addition, the Adviser furnishes office facilities and clerical and administrative services and pays all operating expenses of the Fund except for brokerage commission, tax, interest, and management fee. In addition, subject to the supervision of the Fund’s Board of Trustees, the Adviser is responsible for the overall management of the business affairs of the Fund. The Fund pays brokerage commission, tax, interest, and management fee.

Other Service Providers:

Transfer Agent: Mutual Shareholder Services LLC

Custodian: to be supplied

Independent Auditors: to be supplied

Other Investment Advice: There is no individual or organization that receives remuneration from the Adviser or the Fund for providing investment advice except brokers who receive competitive commissions on the purchase and sale of the Fund’s securities.

PORTFOLIO MANAGER

Other Accounts Managed: James Wang is the portfolio manager of the Fund. As of xxxx, 200x, James Wang is primarily responsible for the day-to-day management of the portfolios of the following accounts other than the Oceanstone Fund:

     Number of Accounts      Total Assets Managed

Registered investment companies

0

0

Other pooled investment vehicles

0

0

Other accounts

x

        $xxxx

None of the advisory fees on these accounts is based on performance.

Both the Fund and these other accounts have the same investment objective of capital appreciation. But the investment strategy of the Fund is different from that of these other accounts, because the Fund must meet certain diversification requirements to be qualified as a regulated investment management company for tax purpose, while these other accounts do not have such requirements. In allocation of investment opportunities between the Fund and these other accounts, James Wang will treat all clients fairly.

Compensation: James Wang will benefit from the advisory fees paid by the Fund to the Adviser.

Ownership of Shares: As of xx/xx, 200x, James Wang beneficially owned shares in the Fund having a dollar value between $50,001 and $100,000.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Decisions to buy and sell securities for the Fund are made by the Adviser subject to the overall supervision of the Fund’s Board of Trustees. Portfolio security transactions for the Fund are effected by or under the supervision of the Adviser. These portfolio security transactions involve the payment of brokerage commissions. In addition, the prices at which securities are purchased from and sold to dealers include a dealer’s markup or markdown.

In executing portfolio transactions and selecting brokers and dealers, it is the Fund’s policy to seek the best overall terms available. In assessing the best overall terms for any transaction, the Adviser will consider the factors it deems relevant, including the financial condition and execution capability of the broker/dealer and the reasonableness of its commission rate, for the specific transaction and on a continuing basis.

The Fund’s Board of Trustees periodically reviews the commissions paid by the Fund to determine if the commissions paid over representative periods of time are reasonable in relation to the services to the Fund.

CAPITAL STOCK AND OTHER SECURITIES

The Declaration of Trust provides for an unlimited number of authorized shares of beneficial interest in the Fund. The Fund’s shareholders are entitled to one vote per share on such matters as shareholders are entitled to vote. Upon issuance and sale in accordance with the terms of the Prospectus, each share will be fully paid and non-assessable. Shares of the Fund have no preemptive, subscription or conversion rights. The Declaration of Trust also provides that the Fund’s shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every agreement, obligation and instrument entered into or executed by the Fund shall contain a provision to the effect that the Fund’s shareholders are not personally liable thereunder.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase of Shares: Purchase, redemption, and pricing of the Fund’s shares are discussed in the Fund’s prospectus.

Offering Price and Redemption in Kind: The Fund always trades at the net asset value. That means that the offering and redemption prices are always the same. Details about the offering price and redemption in kind are discussed in the Fund’s prospectus.

TAXATION OF THE FUND

The Fund intends to qualify each year as a “regulated investment company” under the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. If qualified as a regulated investment company, the Fund will pay no taxes on net income and net realized capital gains distributed to shareholders. If these requirements are not met, the Fund will not receive special tax treatment and will pay federal income tax, thus reducing the total return of the Fund.

To qualify as a regulated investment company, the Fund must meet the following requirements: (i): The Fund must derive at least 90% of its gross income from dividends, interest, and gains from the sale or other disposition of stocks or securities. In addition, the Fund must derive less than 30% of its gross income from sale or other disposition of stocks or securities held for less than three months; (ii): The Fund must distribute to its shareholders at least 90% of its net taxable income earned during the year; (iii): The Fund must meet certain asset diversification tests.

In addition to any dividends and capital gain distributions paid within the calendar year, any distributions declared in December and paid in the following January will be taxable in the year they are declared.

Statements as to the tax status of each shareholder’s dividends and capital gain distributions will be mailed annually by the Fund’s transfer agent. Shareholders are urged to consult their own tax advisers regarding their tax returns.

UNDERWRITING OF THE FUND

The Fund acts as its own underwriter. Mutual Shareholder Services LLC, a registered transfer agent, handles all the share purchases and redemptions for the Fund. The Fund will only issue book entry shares. Certificates representing shares are not issued.

CALCULATION OF PERFORMANCE DATA

Non-Applicable

FINANCIAL STATEMENTS

Auditors Report

Statement of Assets and Liabilities – xx/xx/200x

Notes to Financial Statements

1.   ORGANIZATION: Oceanstone Fund (the Fund) is registered as a business trust under the laws of the State of Delaware on 03/29/2006. The Fund is a no-load, open-end, non-diversified investment management company registered under the Investment Company Act of 1940. The principal investment objective of the Fund is capital appreciation.

2.   SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

a): Investment Valuation - Common stocks and other securities are valued at the last quoted sale price on the day the valuation is made. Those common stocks and other securities that are not traded on the valuation date are valued at the last bid price.

b): Federal Income Taxes - No provision for federal income taxes or excise taxes will be made since the Fund intends to comply with the provisions of the Internal Revenue Code to be qualified as a regulated investment company in the current and future years.

c): Distributions to Shareholders - Dividends from net investment income are declared and paid annually.  Distributions of the Fund's net realized capital gains, if any, will be declared at least annually.

d): Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

e): Other - Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

1.

INVESTMENT ADVISORY AND OTHER AGREEMENTS: The

The Fund has entered into an investment advisory agreement with Oceanstone Capital Management, Incorporated. Pursuant to this agreement with the Fund, Oceanstone Capital Management, Incorporated is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.80% as applied to the Fund's daily net assets.

PROXY VOTING POLICY

The Fund has adopted a Proxy Voting Policy setting forth the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities. A copy of this Proxy Voting Policy is attached to this

Statement of Additional Information.

PROXY VOTING POLICY

OCEANSTONE FUND

Oceanstone Fund (the Fund) has adopted the following voting policy to ensure that the Fund votes proxies in the best interests of the Fund and its shareholders, consistently with stated investment objectives. In case that there is a conflict of interests in voting proxies between the interests of the Fund shareholders and those of the investment adviser, the Fund will vote in the best interests of the Fund shareholders.

The Fund’s voting policies are based on the principle that good corporate governance will help maximize investment return. Specifically, with regard to the areas shown below, the Fund will generally vote as follows:

1. The Board of Directors: Generally, the Fund will vote to elect the nominees. However, the Fund may review the long-term corporate performance record, director compensation and other factors, before making decisions.

2. Proxy Contests: In a contested election of directors, the Fund will evaluate, on a case-by-case basis, what each side is offering shareholders, as well as the likelihood that the proposed objectives and goals can be met.

3. Auditors: The Fund generally will vote in favor of the proposed auditor.

4. Anti-Takeover Defenses: Generally, the Fund will vote against proposals to institute anti-takeover defenses.

5. Social and Environmental Issues: Generally, the Fund will vote against shareholder social and environmental proposals, due to its economic focus.

6. Extraordinary Business Combination Transactions: The Fund will vote on corporate merger/acquisition and restructuring proposals on a case-by-case basis, taking into account the anticipated financial and operational benefits, offering price, and prospects of the resulting company.

7. Executive and Director Compensation: Generally, the Fund will vote for executive and director compensation plans that reward the creation of shareholder value.

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PART C: OTHER INFORMATION

Item 23. Exhibits

(a)

The Fund’s Declaration of Trust dated 06/26/2006.

(b)

The Fund’s By-Laws.

(c)

None.

(a)

The Fund’s Investment Advisory Agreement with Oceanstone Capital Management, Incorporated.

(e)

None.

(f)

None.

(g)

Custodian Agreement – to be filed by amendment

(h)(i)

Accounting Services Agreement with Mutual Shareholder Services LLC.

(h)(ii)

Transfer Agent Agreement with Mutual Shareholder Services LLC.

(i)

Opinion of Legal Counsel – to be filed by amendment

(j)       Consent of Independent Auditors – to be filed by amendment

(k)

None.

(l)       Agreement Relating to Initial Capital--To be filed by amendment

(m)

None.

(n)

None.

(a)

     None.

(p)

Code of Ethics of the Oceanstone Fund

Item 24.  Persons Controlled by or under Common Control with the Fund

None.

Item 25.  Indemnification

The Fund's Board of Trustees has adopted in its Declaration of Trust the following policy that is in full force and effect and has not been modified or cancelled:

ARTICLE VII

LIMITATIONS OF LIABILITY

Section 1. No Personal Liability of Trustees, Officers, Employees, and Agents. All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such particular Series for payment under such contract or claim. No Trustee, officer, employee or agent of the Trust when acting in such capacity shall be subject to any personal liability whatsoever, in his individual capacity, to any Person, in connection with Trust Property or the affairs of the Trust, and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature against a Trustee, officer, employee or agent of the Trust arising in connection with the affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust or Shareholders, or to any other Trustee, officer, employee, or agent thereof for any action or failure to act (including, without limitation, the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties.

Section 2. Indemnification of Trustees, Officers, Employees, and Agents. The Trust shall indemnify each of its Trustees, officers, employees, and agents (including Persons who serve at its request as directors, officers or trustees of another organization in which it has an interest, as a shareholder, creditor or otherwise) against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a Trustee, officer, employee or agent, except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties. However, as to any matter disposed of by a compromise payment by such Person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless there has been a determination that such Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or by a reasonable determination, based upon review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct by written opinion from independent legal counsel approved by the Trustees. The rights accruing to any Person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no Person may satisfy any right of indemnity or reimbursement granted herein or in Section 1 of Article VII hereof or to which he may be otherwise entitled except out of the Trust Property. The Trustees may make advance payments in connection with indemnification under Section 2 of Article VII hereof, provided that the indemnified Person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

Item 26.  Business and Other Connections of Investment Adviser

(a)  Oceanstone Capital Management, Incorporated, the Fund’s investment adviser (the Adviser), is in the process of registering as a registered investment adviser.

(b)  The adviser has not engaged in any other business within the last two fiscal years.

Item 27.  Principal Underwriters

None.

Item 28.  Location of Accounts and Records

All accounts, books and documents required to be maintained by the Fund pursuant to Section 31(a) of the Investment Company Act of 1940 will be maintained by the Fund’s investment adviser, Oceanstone Capital Management, Incorporated, at 920 Melaleuca Avenue, #E, Carlsbad, CA 92011, by the Fund’s transfer agent, Mutual Shareholder Services LLC, at 8000 Town Center Drive, Suite 400, Broadview Heights, OH 44147, and by the Fund’s custodian (to be filed by amendment).

Item 29.  Management Services Not Discussed in Parts A or B

None.

Item 30.  Undertakings

The registrant hereby undertakes to file an amendment to this registration statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the

Investment Company Act of 1940, the Fund has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Carlsbad and State of California on the Fifth day of July, 2006.

Oceanstone Fund

By: James J. Wang

                                           ---------------/s/---------------------

                                           James J. Wang, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Name

Title

Date

---------/s/---------------------------------------------------------------------------

James J. Wang

President

07/05/2006

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